INTANGIBLE ASSETS Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS
Asset Impairment Charges			$ 3,668
Amortization expense relating to intangible assets	$ 16,920	$ 20,946	$ 16,471
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	5 years 10 months 24 days
Net carrying amount of intangible assets, not subject to amortization	$ 313